Shareholders' equity (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Shareholders Equity
Treasury shares at beginning of the period	27,193	31,161
Shares Acquisitions	2,770	1,272
Payment - Share-based compensation	(10,511)	(5,240)
Treasury shares at end of the period	19,452	27,193
Balance of Treasury Shares in thousand of Reais	R$ 882,936	R$ 1,105,012
Emission Costs in thousands of Reais	1,771	1,771
Balance of Treasury Shares in thousands of Reais	R$ 884,707	R$ 1,106,783